Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
Property and equipment consisted of the following at December 31:

	Range of useful lives	2019	2018

Computer equipment	3 – 5 years	$1,260,630	$1,148,140
Office equipment	3 – 15 years	878,350	809,153
Furniture and fixtures	5 – 15 years	646,505	639,267
Leasehold improvements	3 – 15 years, or remaining lease term	1,356,640	1,299,363
Total property and equipment, gross		4,142,125	3,895,923
Less: accumulated depreciation and amortization		(3,394,329)	(3,124,710)
Total property and equipment, net		$747,796	$771,213

Schedule of depreciation expense	Depreciation expense was as follows for the years ended December 31:

	2019	2018	2017

Depreciation expense	$269,619	$213,237	$211,532